Financial result - Additional Information (Detail) € / shares in Units, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 € / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 € / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2022 $ / shares
Statements [Line Items]
Change in fair value of warrant liabilities	€ 0.6	€ 13.1	€ 0.4	€ 5.7
Top of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)	€ 2.59	€ 3.15	€ 2.59	€ 3.15	$ 2.77					$ 3.42
Bottom of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)						€ 2.5	$ 2.7	€ 2.64	$ 2.92		€ 1.32	$ 1.44	€ 2.35	$ 2.51